Related Party Transactions - Additional information (Detail) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012
Related Party Transaction [Line Items]
Payables and accruals, due	$ 2.0	$ 2.0
Receivables, due	$ 1.0	$ 0.9